ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 13,410	$ 13,029
Accrued expenses	8,833	12,003
Advances from customers	2,413	1,998
Taxes payable	5,617	4,892
Warranty provision	1,154	1,239
Derivatives	0	942
Sales return provision	875	604
Operating lease liability short-term	23,932	22,741
Other Liabilities, Current	660	1,329
Accrued expenses and other liabilities	$ 56,894	$ 58,777